Schedule of investments
Delaware Ivy Managed International Opportunities Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.55%
Delaware Global Value Equity Fund Class R6	1,029,688	$ 7,578,503
Delaware Ivy International Core Equity Fund Class R6	2,053,070	36,154,567
Delaware Ivy International Small Cap Fund Class R6	452,879	3,989,865
Delaware Ivy International Value Fund Class R6	873,015	12,056,336
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	1,149,856	19,858,005
Total Affiliated Mutual Funds (cost $74,526,883)		79,637,276

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	100,581	100,581
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	100,581	100,581
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	100,582	$ 100,582
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	100,581	100,581
Total Short-Term Investments (cost $402,325)		402,325

Total Value of Securities—100.05% (cost $74,929,208)		80,039,601
Liabilities Net of Receivables and Other Assets—(0.05%)		(37,690)
Net Assets Applicable to 9,144,856 Shares Outstanding—100.00%		$80,001,911
NQ-IV039 [12/22] 2/23 (2745476)    1